Retirement benefits - Summary of Remeasurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial gains/(losses) on obligations:
Total	$ 4,266	$ (2,375)	$ 27,943
Return on plan assets in (shortage)/excess of interest income	(2,319)	1,243	(20,612)
Other movements	(93)	44	(349)
Total remeasurements	1,854	(1,088)	6,982
Pensions
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	4,445	(1,513)	28,840
Due to experience adjustments	(701)	(491)	(2,956)
Due to changes in demographic assumptions	445	(299)	27
OPEB
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	249	(264)	527
Due to experience adjustments	(259)	230	1,480
Due to changes in demographic assumptions	87	$ (38)	$ 25
Adjustments for prescription drug rebates	$ 782